Note 1 - Nature of Operations (Details Narrative) - CAD	3 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Nov. 30, 2016
Note 1 - Nature Of Operations Details Narrative
Net loss	CAD (1,990,861)	CAD (2,120,040)
Accumulated Deficit	CAD (65,006,880)		CAD (63,016,019)